Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	Morgan Stanley Mortgage Securities Trust
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0000806564
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2021
Document Effective Date	dei_DocumentEffectiveDate	Feb. 26, 2021
Prospectus Date	rr_ProspectusDate	Feb. 26, 2021
(Morgan Stanley Mortgage Securities Trust) | Morgan Stanley Mortgage Securities Trust
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Morgan Stanley Mortgage Securities Trust (the “Fund”) seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Share Class Arrangements”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges”) that you acquired in an exchange of Class A, Class L or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $100,000 or more. More information about this combined purchase discount and other discounts is available from your financial intermediary and on page 31 of the Prospectus in the section entitled “Shareholder Information—Share Class Arrangements” and in the section of the Fund’s Statement of Additional Information (“SAI”) entitled “Purchase, Redemption and Pricing of Shares.” In addition, Appendix A attached to the Prospectus contains more information regarding financial intermediary-specific sales charge waivers and discounts.
Class I shares may be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Share Class Arrangements”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges”) that you acquired in an exchange of Class A, Class L or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $100,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Please refer to the section of the Prospectus entitled “Shareholder Information—Conversion Features” for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 233% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	233.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its assets in mortgage-related securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days’ notice in writing of any changes. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities (“SMBS”), commercial mortgage-backed securities (“CMBS”) and inverse floating rate obligations (“inverse floaters”). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities (when a debt security provides its final payment) or types of mortgage-backed securities in which it may invest.
In making investment decisions, the Adviser considers economic developments, interest rate levels and other factors.
The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
The Fund may invest up to 50% of its net assets in high yield securities (commonly referred to as “junk bonds”). High yield securities are fixed-income securities rated by one or more rating agencies below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), below BBB- by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”), below BBB- by Fitch Ratings, Inc. (“Fitch”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, considered by the Adviser to be of equivalent quality.
One type of mortgage-backed security in which the Fund may invest is a mortgage pass-through security, which represents a participation interest in a pool of residential mortgage loans originated by U.S. governmental or private lenders such as banks. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively “Mortgage Assets”). CMOs are issued in multiple classes and each class has a fixed or floating rate and a stated maturity or final distribution date. Certain classes will have more predictable cash flows than others. The Fund may invest in any class of CMO. SMBS are derivative multi-class mortgage-backed securities. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. Inverse floaters are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.
The Fund also may invest in other U.S. government securities, including, but not limited to, U.S. Treasury bills, notes and bonds, securities (including mortgage-backed securities) issued by agencies or instrumentalities of the U.S. Government which may or may not be backed by the full faith and credit of the United States, and securities issued by agencies or instrumentalities which are backed solely by the credit of the issuing agency or instrumentality.
The Fund may also invest in asset-backed securities and restricted and illiquid securities.
In addition, the Fund may invest up to 20% of its net assets in foreign securities, including U.S. dollar-denominated securities issued in the U.S. capital markets by foreign issuers, some of which are commonly known as “Yankee Bonds” and non-U.S. dollar-denominated securities, including Eurobonds.
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable to unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for a Fund to sell at an advantageous price or time.
•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
•	Mortgage-Backed Securities. Because the Fund concentrates its investments in the mortgage-backed securities industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such industry. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in NAV. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepared more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. The Fund may invest in non-agency mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. The Fund may invest a substantial portion of its assets in non-agency mortgage-backed securities rated below investment grade, which are commonly known as “junk bonds” or “high yield/high risk securities.” The Fund’s investments in high yield securities pose significant risks. In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Fund’s investments in mortgage-backed securities.
•	CMOs. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. In addition, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Fund could sustain a loss.
•	SMBS. Investments in each class of SMBS are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.
•	CMBS. CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).
•	Inverse Floaters. Inverse floating rate obligations are obligations that pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.
•	U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
•	High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.
•	Foreign Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.
•	LIBOR Discontinuance or Unavailability Risk. The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. However, subsequent announcements by the Financial Conduct Authority, the LIBOR administrator and other regulators indicate that it is possible that certain LIBOR tenors may continue beyond 2021. As a result, it is possible that commencing in 2022 (or on a later date, if a particular LIBOR tenor is expected to continue beyond the end of 2021), LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio.
•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.
•	Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-548-7786.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-548-7786
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund’s other classes will vary from the Class A shares’ returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/20 6.04% Low Quarter 03/31/20 -6.76%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the calendar periods ended December 31, 2020)1	[1]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from the Class A shares’ returns. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index (reflects no deduction for fees, expenses or taxes) | (Morgan Stanley Mortgage Securities Trust) | Morgan Stanley Mortgage Securities Trust
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.87%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.01%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%	[2],[3]
Lipper U.S. Mortgage Funds Index (reflects no deduction for taxes) | (Morgan Stanley Mortgage Securities Trust) | Morgan Stanley Mortgage Securities Trust
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.30%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[4]
10 Years	rr_AverageAnnualReturnYear10	3.39%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[3],[4]
Class A | (Morgan Stanley Mortgage Securities Trust) | Morgan Stanley Mortgage Securities Trust
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock
Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 0.50% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See “Shareholder Information—Share Class Arrangements” for further information about the CDSC waiver categories.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 424
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	666
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,674
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	424
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	666
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	928
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,674
Annual Return 2011	rr_AnnualReturn2011	5.71%
Annual Return 2012	rr_AnnualReturn2012	8.41%
Annual Return 2013	rr_AnnualReturn2013	2.75%
Annual Return 2014	rr_AnnualReturn2014	6.76%
Annual Return 2015	rr_AnnualReturn2015	1.58%
Annual Return 2016	rr_AnnualReturn2016	5.46%
Annual Return 2017	rr_AnnualReturn2017	6.32%
Annual Return 2018	rr_AnnualReturn2018	1.65%
Annual Return 2019	rr_AnnualReturn2019	6.36%
Annual Return 2020	rr_AnnualReturn2020	3.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.76%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(0.30%)
5 Years	rr_AverageAnnualReturnYear05	3.86%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Class A | Return After Taxes on Distributions | (Morgan Stanley Mortgage Securities Trust) | Morgan Stanley Mortgage Securities Trust
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.42%)	[7]
5 Years	rr_AverageAnnualReturnYear05	2.26%	[7]
10 Years	rr_AverageAnnualReturnYear10	2.59%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%	[7]
Class A | Return After Taxes on Distributions and Sale of Fund Shares | (Morgan Stanley Mortgage Securities Trust) | Morgan Stanley Mortgage Securities Trust
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.20%)
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	2.58%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Class L | (Morgan Stanley Mortgage Securities Trust) | Morgan Stanley Mortgage Securities Trust
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	461
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	812
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,804
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	461
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	812
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,804
1 Year	rr_AverageAnnualReturnYear01	2.89%
5 Years	rr_AverageAnnualReturnYear05	4.29%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Class I | (Morgan Stanley Mortgage Securities Trust) | Morgan Stanley Mortgage Securities Trust
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	483
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,100
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	269
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	483
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,100
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	4.99%
10 Years	rr_AverageAnnualReturnYear10	5.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Class C | (Morgan Stanley Mortgage Securities Trust) | Morgan Stanley Mortgage Securities Trust
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.80%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See “Shareholder Information—Share Class Arrangements” for a complete discussion of the CDSC.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	587
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,017
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,021
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	587
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,017
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,021
1 Year	rr_AverageAnnualReturnYear01	1.27%
5 Years	rr_AverageAnnualReturnYear05	3.77%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Class IS | (Morgan Stanley Mortgage Securities Trust) | Morgan Stanley Mortgage Securities Trust
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	19.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.93%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	19.28%	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,628
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,949
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,628
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	6,205
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,949
1 Year	rr_AverageAnnualReturnYear01	3.48%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%

[1]
1	During 2016, the Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the five, 10 year and since inception (where applicable) returns before and after taxes for such periods would have been lower. Please refer to the Financial Highlights for further information.

[2]
4	The Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Bloomberg Barclays U.S. Aggregate Index. It is not possible to invest directly in an index.

[3]
5	Since Inception reflects the inception date of Class A shares.

[4]
6	The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. There are currently 30 funds represented in this Index.

[5]
1
Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 0.50% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See “Shareholder Information—Share Class Arrangements” for further information about the CDSC waiver categories.

[6]
3	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.30% for Class L, 0.70% for Class I, 1.80% for Class C and 0.65% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[7]
3	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.

[8]
2	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See “Shareholder Information—Share Class Arrangements” for a complete discussion of the CDSC.